Stockholders' Deficiency - Information Related to Common Stock Award Expense (Details) - Common Stock Award [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation expense	$ 1,297,278	$ 957,250	$ 2,211,908	$ 1,318,244	$ 100,083	$ 177,647
Unrecognized expense	3,448,600		$ 3,448,600
Weighted Average Remaining Amortization Period			1 year 7 months 6 days
Consulting Expense [Member]
Stock-based compensation expense	714,545	439,644	$ 983,159	543,742	100,083	168,800
Unrecognized expense	1,645,293		$ 1,645,293
Weighted Average Remaining Amortization Period			1 year 7 months 6 days
Research and Development Expense [Member]
Stock-based compensation expense	106,507	75,156	$ 364,923	182,339		$ 8,847
Unrecognized expense	609,198		$ 609,198
Weighted Average Remaining Amortization Period			1 year 7 months 6 days
General and Administrative Expense [Member]
Stock-based compensation expense	476,226	$ 442,450	$ 863,826	$ 592,163
Unrecognized expense	$ 1,194,109		$ 1,194,109
Weighted Average Remaining Amortization Period			1 year 6 months